Note 49 - Gains (losses) on derecognition of non financial assets and subsidiaries, net (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Gains (losses) on derecognition of non financial assets and subsidiaries, net
Gains On Disposals Of Investment in Subsidiaries	€ 55	€ 38	€ 111
Gains On Disposals Of Property Plant And Equipment	81	69	64
Losses On Disposals Of Investment in Subsidiaries	13	27	58
Losses On Disposals Of Property Plant And Equipment	45	33	47
Total Disposal of tangible assets and other, gains	€ 78	€ 47	€ 70